Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
2025	¥ 80,546
2026	78,019
2027	77,061
2028	77,552
2029	77,086
Thereafter (2030-2034)	364,282
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
2025	11,604
2026	11,835
2027	14,068
2028	14,628
2029	15,086
Thereafter (2030-2034)	112,240
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
2025	2,581
2026	2,462
2027	2,338
2028	2,187
2029	2,051
Thereafter (2030-2034)	¥ 8,844